Stockholders' Equity / (Deficit), Restricted Stock Units and Stock Grant Plans (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Sep. 09, 2020
2021 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Maximum number of shares of stock (in shares)		6,915,892
Unvested Restricted Stock Units [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Purchase price (in dollars per share)		$ 0
Number of Shares [Roll Forward]
Unvested, beginning of period (in shares)		0
Granted (in shares)		2,724,367
Forfeited (in shares)		(22,268)
Unvested, ending of period (in shares)		2,702,099	0
Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share)		$ 9.71
Forfeited (in dollars per share)		7.40
Unvested as of ending of period (in dollars per share)		$ 9.65
Weighted Average Remaining Vesting Period [Abstract]
Unvested RSUs Outstanding		2 years 7 months 13 days
Aggregate Intrinsic Value [Abstract]
Unvested RSUs Outstanding	[1]	$ 18,941,714
Closing market price per share (in dollars per share)		$ 7.01
Unrecognized compensation cost		$ 20,800,000
Unvested Restricted Stock Units [Member] | Granted on June 11, 2021 [Member]
Number of Shares [Roll Forward]
Granted (in shares)		2,036,716
Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share)		$ 10.36
Unvested Restricted Stock Units [Member] | Granted on August 24, 2021 [Member]
Number of Shares [Roll Forward]
Granted (in shares)		230,529
Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share)		$ 7.62
Unvested Restricted Stock Units [Member] | Granted on August 31, 2021 [Member]
Number of Shares [Roll Forward]
Granted (in shares)		457,122
Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share)		$ 7.40
Unvested Restricted Stock Units [Member] | 2021 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Number of shares, right to receive (in shares)		1
Restricted Stock Unit Agreement vesting term		1 year
Vesting on graded basis		4 years
Compensation cost		$ 5,318,326
Unvested Restricted Stock Awards [Member]
Number of Shares [Roll Forward]
Unvested, beginning of period (in shares)		0	0
Granted (in shares)			2,173,702
Vested (in shares)			(2,173,702)
Unvested, ending of period (in shares)			0
Weighted Average Grant Date Fair Value [Abstract]
Unvested as of beginning of period (in dollars per share)			$ 0
Granted (in dollars per share)			0.40
Vested (in dollars per share)			0.40
Unvested Restricted Stock Awards [Member] | 2018-2020 Stock Grant Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Maximum number of shares of stock (in shares)		1,280,199
Purchase price (in dollars per share)		$ 0.01	$ 0.01
Compensation cost			$ 869,481
Number of Shares [Roll Forward]
Granted (in shares)		1,280,199
Unvested Restricted Stock Awards [Member] | 2020-2023 Stock Grant Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Maximum number of shares of stock (in shares)				893,503
Purchase price (in dollars per share)				$ 0.01
Number of Shares [Roll Forward]
Granted (in shares)		893,503

[1]	The aggregate intrinsic value is calculated based on the fair value of $7.01 per share of the Company’s common stock on December 31, 2021 due to the fact that the restricted stock units carry a $0 purchase price.